13. Investment properties (Tables)	12 Months Ended
Dec. 31, 2018
Investment Properties Tables Abstract
Investment properties

	December 31, 2017	Write-offs and disposals	Transfers	Depreciation	December 31, 2018

Investment properties	57,652	(9,995)	13	(50)	47,620
Total	57,652	(9,995)	13	(50)	47,620

	December 31, 2016	Write-offs and disposals	Depreciation	December 31, 2017

Investment properties	57,968	(244)	(72)	57,652
Total	57,968	(244)	(72)	57,652

	December 31, 2015	Transfers	Write-offs and disposals	Reversal of estimated losses	Depreciation	December 31, 2016

Investment properties	56,957	1,231	(124)	10	(106)	57,968
Total	56,957	1,231	(124)	10	(106)	57,968